Retirement Plans, Fair Value of Plan Assets (Details) - USD ($) $ in Millions	Sep. 26, 2020	Sep. 28, 2019
Retirement Plans [Abstract]
Fair value of plan assets	$ 1,091	$ 1,065
Level 1 [Member]
Retirement Plans [Abstract]
Fair value of plan assets	233	166
Level 2 [Member]
Retirement Plans [Abstract]
Fair value of plan assets	689	743
Level 3 [Member]
Retirement Plans [Abstract]
Fair value of plan assets	169	156
Cash and Cash Equivalents [Member]
Retirement Plans [Abstract]
Fair value of plan assets	36	104
Cash and Cash Equivalents [Member] | Level 1 [Member]
Retirement Plans [Abstract]
Fair value of plan assets	18	15
Cash and Cash Equivalents [Member] | Level 2 [Member]
Retirement Plans [Abstract]
Fair value of plan assets	18	89
Cash and Cash Equivalents [Member] | Level 3 [Member]
Retirement Plans [Abstract]
Fair value of plan assets	0	0
U.S. Large Cap Comingled Equity Funds [Member]
Retirement Plans [Abstract]
Fair value of plan assets	99	124
U.S. Large Cap Comingled Equity Funds [Member] | Level 1 [Member]
Retirement Plans [Abstract]
Fair value of plan assets	72	0
U.S. Large Cap Comingled Equity Funds [Member] | Level 2 [Member]
Retirement Plans [Abstract]
Fair value of plan assets	27	124
U.S. Large Cap Comingled Equity Funds [Member] | Level 3 [Member]
Retirement Plans [Abstract]
Fair value of plan assets	0	0
U.S. Mid Cap Equity Mutual Funds [Member]
Retirement Plans [Abstract]
Fair value of plan assets	65	42
U.S. Mid Cap Equity Mutual Funds [Member] | Level 1 [Member]
Retirement Plans [Abstract]
Fair value of plan assets	49	42
U.S. Mid Cap Equity Mutual Funds [Member] | Level 2 [Member]
Retirement Plans [Abstract]
Fair value of plan assets	16	0
U.S. Mid Cap Equity Mutual Funds [Member] | Level 3 [Member]
Retirement Plans [Abstract]
Fair value of plan assets	0	0
U.S. Small Cap Equity Mutual Funds [Member]
Retirement Plans [Abstract]
Fair value of plan assets	19	3
U.S. Small Cap Equity Mutual Funds [Member] | Level 1 [Member]
Retirement Plans [Abstract]
Fair value of plan assets	3	3
U.S. Small Cap Equity Mutual Funds [Member] | Level 2 [Member]
Retirement Plans [Abstract]
Fair value of plan assets	16	0
U.S. Small Cap Equity Mutual Funds [Member] | Level 3 [Member]
Retirement Plans [Abstract]
Fair value of plan assets	0	0
International Equity Mutual Funds [Member]
Retirement Plans [Abstract]
Fair value of plan assets	111	112
International Equity Mutual Funds [Member] | Level 1 [Member]
Retirement Plans [Abstract]
Fair value of plan assets	12	18
International Equity Mutual Funds [Member] | Level 2 [Member]
Retirement Plans [Abstract]
Fair value of plan assets	99	94
International Equity Mutual Funds [Member] | Level 3 [Member]
Retirement Plans [Abstract]
Fair value of plan assets	0	0
Real Estate Equity Investment Funds [Member]
Retirement Plans [Abstract]
Fair value of plan assets	252	257
Real Estate Equity Investment Funds [Member] | Level 1 [Member]
Retirement Plans [Abstract]
Fair value of plan assets	3	3
Real Estate Equity Investment Funds [Member] | Level 2 [Member]
Retirement Plans [Abstract]
Fair value of plan assets	158	179
Real Estate Equity Investment Funds [Member] | Level 3 [Member]
Retirement Plans [Abstract]
Fair value of plan assets	91	75
Corporate Bond Mutual Funds [Member]
Retirement Plans [Abstract]
Fair value of plan assets	37	12
Corporate Bond Mutual Funds [Member] | Level 1 [Member]
Retirement Plans [Abstract]
Fair value of plan assets	10	12
Corporate Bond Mutual Funds [Member] | Level 2 [Member]
Retirement Plans [Abstract]
Fair value of plan assets	0	0
Corporate Bond Mutual Funds [Member] | Level 3 [Member]
Retirement Plans [Abstract]
Fair value of plan assets	27	0
Corporate Bonds [Member]
Retirement Plans [Abstract]
Fair value of plan assets	146	178
Corporate Bonds [Member] | Level 1 [Member]
Retirement Plans [Abstract]
Fair value of plan assets	0	0
Corporate Bonds [Member] | Level 2 [Member]
Retirement Plans [Abstract]
Fair value of plan assets	146	164
Corporate Bonds [Member] | Level 3 [Member]
Retirement Plans [Abstract]
Fair value of plan assets	0	14
Guaranteed Investment Account [Member]
Retirement Plans [Abstract]
Fair value of plan assets		8
Guaranteed Investment Account [Member] | Level 1 [Member]
Retirement Plans [Abstract]
Fair value of plan assets		0
Guaranteed Investment Account [Member] | Level 2 [Member]
Retirement Plans [Abstract]
Fair value of plan assets		0
Guaranteed Investment Account [Member] | Level 3 [Member]
Retirement Plans [Abstract]
Fair value of plan assets		8
International Fixed Income Funds [Member]
Retirement Plans [Abstract]
Fair value of plan assets	275	166
International Fixed Income Funds [Member] | Level 1 [Member]
Retirement Plans [Abstract]
Fair value of plan assets	66	73
International Fixed Income Funds [Member] | Level 2 [Member]
Retirement Plans [Abstract]
Fair value of plan assets	209	93
International Fixed Income Funds [Member] | Level 3 [Member]
Retirement Plans [Abstract]
Fair value of plan assets	0	0
International Insurance Policies [Member]
Retirement Plans [Abstract]
Fair value of plan assets	51	59
International Insurance Policies [Member] | Level 1 [Member]
Retirement Plans [Abstract]
Fair value of plan assets	0	0
International Insurance Policies [Member] | Level 2 [Member]
Retirement Plans [Abstract]
Fair value of plan assets	0	0
International Insurance Policies [Member] | Level 3 [Member]
Retirement Plans [Abstract]
Fair value of plan assets	$ 51	$ 59